RESTATEMENT OF FINANCIAL STATEMENTS - Balance Sheet (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Mar. 04, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	$ 507,422,000	$ 180,917,498			$ 13,943,105
Liabilities and Equity [Abstract]
Total current liabilities	32,406,000	154,780,798			666,849
Total liabilities	66,172,000	156,151,260			4,867,127
Common stock subject to possible redemption 12,650,000 shares at redemption value		45,207,530			12,258,132
Stockholders' equity
Preferred stock, $0.0001 par value, 1,000,000 shares authorized, none issued and outstanding	0	0
Common stock, par value $0.0001, 25,500,000 and 19,600,000 shares authorized, 9,750,427 and 9,676,677 shares issued and outstanding as of December 31, 2020 and 2019, respectively	10,000	4,446			968
Additional paid in capital	491,552,000	45,890,000			497,306
Accumulated deficit	(49,643,000)	(21,128,133)			(3,680,428)
Total stockholders' equity	441,250,000	24,766,000	$ 13,157,000		9,076,000	$ (921,938)
Total liabilities and stockholders' equity	$ 507,422,000	180,917,498			13,943,105
Novus Capital Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		100,438,065
Liabilities and Equity [Abstract]
Total current liabilities		3,078,188
Private Warrant liabilities		16,900,000
Total liabilities		19,978,188
Common stock subject to possible redemption 12,650,000 shares at redemption value		126,500,000
Stockholders' equity
Common stock, par value $0.0001, 25,500,000 and 19,600,000 shares authorized, 9,750,427 and 9,676,677 shares issued and outstanding as of December 31, 2020 and 2019, respectively
Additional paid in capital
Accumulated deficit		(46,040,123)
Total stockholders' equity		(46,040,123)		$ 0
Total liabilities and stockholders' equity		100,438,065
Previously Reported
Stockholders' equity
Total stockholders' equity		(20,441,000)			(3,182,000)
Previously Reported | Novus Capital Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		100,438,065
Liabilities and Equity [Abstract]
Total current liabilities		3,078,188
Total liabilities		3,078,188
Common stock subject to possible redemption 12,650,000 shares at redemption value		92,359,870
Stockholders' equity
Common stock, par value $0.0001, 25,500,000 and 19,600,000 shares authorized, 9,750,427 and 9,676,677 shares issued and outstanding as of December 31, 2020 and 2019, respectively		341
Additional paid in capital		8,458,078
Accumulated deficit		(3,458,412)
Total stockholders' equity		5,000,007
Total liabilities and stockholders' equity		100,438,065
Revision of Prior Period, Adjustment
Stockholders' equity
Total stockholders' equity		45,207,000			$ 12,258,000
Revision of Prior Period, Adjustment | Novus Capital Corp [Member]
Liabilities and Equity [Abstract]
Private Warrant liabilities		16,900,000
Total liabilities		16,900,000
Common stock subject to possible redemption 12,650,000 shares at redemption value		34,140,130
Stockholders' equity
Common stock, par value $0.0001, 25,500,000 and 19,600,000 shares authorized, 9,750,427 and 9,676,677 shares issued and outstanding as of December 31, 2020 and 2019, respectively		(341)
Additional paid in capital		(8,458,078)
Accumulated deficit		(42,581,711)
Total stockholders' equity		$ (54,040,130)